EQ ADVISORS TRUSTSM

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

SUPPLEMENT DATED SEPTEMBER 13, 2013 TO THE SUMMARY PROSPECTUS DATED MAY 1, 2013

This Supplement updates information contained in the Summary Prospectus dated May 1, 2013 of the EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio (“Portfolio”) of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus and retain it for future reference. You may obtain an additional copy of the Summary Prospectus, or a copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding changes to the Portfolio’s Portfolio Managers.

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As of the date of this supplement, the legend on the first page of the Portfolio’s Summary Prospectus is hereby deleted in its entirety and replaced with the following:

Before you invest, you may want to review the Portfolio’s Prospectus, which contains more information about the Portfolio and its risks. The Portfolio’s current Prospectus, dated May 1, 2013, as supplemented May 1, 2013, June 21, 2013, August 14, 2013 and September 13, 2013; and Statement of Additional Information (“SAI”), dated May 1, 2013, as supplemented May 1, 2013, July 26, 2013, August 14, 2013, August 29, 2013 and September 13, 2013, and the Portfolio‘s audited financial statements included in its annual report to shareholders dated December 31, 2012, are incorporated by reference into this Summary Prospectus. You can find the Portfolio’s Prospectus and SAI and any supplements thereto, its annual report and other information about the Portfolio online at www.axa-equitablefunds.com/allportfolios.aspx. You can also get this information at no cost by calling 1-877-222-2144 or by sending an e-mail request to service@axa-equitable.com. This Summary Prospectus is intended for use in connection with a variable contract as defined in Section 817(d) of the Internal Revenue Code (“Contracts”) and certain other eligible investors and is not intended for use by other investors.

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The information in the section of the Prospectus entitled: “Who Manages the Portfolio – Adviser: AllianceBernstein, L.P. (“AllianceBernstein” or the “Adviser”)” is deleted in its entirety and replaced with the information below:

Name	Title	Date Began Managing the Portfolio
Daniel J. Loewy	Chief Investment Officer – Multi-Asset Solutions and Dynamic Asset Allocation; and Portfolio Manager	February 2011
Vadim Zlotnikov	Chief Market Strategist; Co-Head – Multi-Asset Solutions; CIO – Systematic and Index Strategies and Portfolio Manager	September 2013

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